Film Related Obligations - Summary of Disclosure In Entirety Of Film Related Obligations (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	$ 1,604.4	$ 1,259.9	$ 1,482.7
Less unamortized debt issuance costs		(16.3)
Total debt, net	1,592.7	1,243.6	1,459.1
Less current portion	(50.3)	(41.4)	(222.8)
Non-current portion of debt	1,542.4	1,202.2	1,236.3
Film Related Obligations [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	1,821.5	1,951.5	1,313.8
Less unamortized debt issuance costs	(8.9)	(11.4)	(8.4)
Total debt, net	1,812.6	1,940.1	1,305.4
Less current portion	(1,258.2)	(923.7)	(659.5)
Non-current portion of debt	554.4	1,016.4	645.9
Film Related Obligations [Member] | Production Loans [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	1,279.2	1,349.9	966.3
Film Related Obligations [Member] | Production Tax Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	250.0	231.8	224.0
Film Related Obligations [Member] | Back Log Facility And Other [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	175.0	226.0	0.0
Film Related Obligations [Member] | IP Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	$ 117.3	$ 143.8	$ 123.5